Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Post Employment Plans
Pension Plans and Similar Obligations
Discount rates	4.20%	3.90%	4.00%
Germany
Pension Plans and Similar Obligations
Discount rates	2.30%	2.30%	2.10%
Foreign
Pension Plans and Similar Obligations
Discount rates	1.00%	0.80%	0.60%